Convertible debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible debt
Summary of convertible debt

	Series 1	Series 2	VRB
	Convertible	Convertible	Convertible
	Notes (Note a)	Notes (Note a)	bond (Note b)	Total

Balance at December 31, 2020	$—	$—	$—	$—
Debt issuance	48,621	—	22,857	71,478
Interest expense	—	—	483	483
Change in fair value	200	—	—	200
Balance at September 30, 2021	$48,821	$—	$23,340	$72,161

Balance at December 31, 2021	$54,975	$—	$23,857	$78,832
Debt issuance	—	86,200	—	86,200
Interest expense	—	—	1,541	1,541
Change in fair value	8,709	10,256	—	18,965
Conversion to common stock	(63,684)	(96,456)	—	(160,140)
Balance at September 30, 2022	$—	$—	$25,398	$25,398
(a)	Ivanhoe Electric convertible notes:
(i)	Series 1 Convertible Notes:

Between August 3, 2021 and November 17, 2021, the Company completed a financing which included the issuance of $50.0 million aggregate principal amount of unsecured convertible promissory notes (“Series 1 Convertible

Notes”). Upon completion of the Company’s IPO on June 30, 2022, the Series 1 Convertible Notes, including accrued interest of $0.9 million, were automatically converted into 5,419,923 shares of common stock of the Company at a conversion price of $9.39 per share (Note 9).

(ii)Series 2 Convertible Notes:

On April 5, 2022, the Company completed a financing in which it issued $86.2 million aggregate principal amount of unsecured convertible promissory notes (“Series 2 Convertible Notes”).

The Series 2 Convertible Notes were unsecured and bore interest at 3% per annum, in arrears and payable on the maturity date of July 31, 2023.

Upon completion of the Company’s IPO on June 30, 2022, the Series 2 Convertible Notes, including accrued interest of $0.6 million, were automatically converted into 8,209,035 shares of common stock of the Company at a conversion price of $10.58 per share being a 10% discount to the gross price per share at which common stock was sold in the IPO (Note 9).

The convertible notes along with their embedded features did not contain any equity components, and therefore were recognized as a liability on issuance. The Company elected to measure the convertible notes at fair value, with subsequent changes in fair value recorded in net loss.

(b)	VRB Convertible bond:

On July 8, 2021, VRB issued a convertible bond for gross proceeds of $24.0 million. The bond has a five-year term and interest accrues at a rate of 8% per annum.

The Company has accounted for the convertible bond as a debt instrument accounted at amortized cost.

	Ivanhoe
	Electric	VRB
	Convertible	Convertible
	Notes	bond
	(Note a)	(Note b)	Total
Balance at December 31, 2020	$—	$—	$—
Debt issuance	49,999	22,857	72,856
Finance expense	405	1,000	1,405
Change in fair value	4,571	—	4,571
Balance at December 31, 2021	$54,975	$23,857	$78,832

Summary of assumptions used in the valuation of the convertible notes

December 31, 2021
Risk free interest rate	0.48% to 1.35%
Historical volatility	75%
Dividend yield	0%

Summary of change in the share price assumption that would have impact on fair value of convertible notes

		10% increase	10% decrease
	Fair	in share	in share
	value	price	price
Convertible notes	$54,975	$55,390	$54,829